UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Merchants' Gate Capital LP
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Address:   712 Fifth Avenue, 19th Floor
           --------------------------------------------------
           New York, NY 10019
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     028-12839
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jason Capello
           --------------------------------------------------
Title:      Portfolio Manager
           --------------------------------------------------
Phone:      (212) 993-7040
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jason Capello            New York, NY            2/16/10
       ------------------------   ---------------------------  ---------
             [Signature]                [City, State]            [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none









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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          20
                                               -------------

Form 13F Information Table Value Total:         $805,047
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





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                                                     FORM 13F INFORMATION TABLE


            COLUMN 1            COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7           COLUMN 8
.....................................................................................................................................
                                                           VALUE   SHRS OR   SH/ PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS    SOLE   SHARED  NONE
....................................................................................................................................
ADVANCE AUTO PARTS INC          COM           00751Y106    29,955     740,000  SH        SOLE                    740,000    0     0
....................................................................................................................................
BAKER HUGHES INC                COM           057224107    18,014     445,000  SH        SOLE                    445,000    0     0
....................................................................................................................................
CORE LABORATORIES N V           COM           N22717107    19,434     164,530  SH        SOLE                    164,530    0     0
....................................................................................................................................
E HOUSE CHINA HLDGS LTD         ADR           26852W103    16,942     935,000  SH        SOLE                    935,000    0     0
....................................................................................................................................
ECOLAB INC                      COM           278865100    52,916   1,187,000  SH        SOLE                  1,187,000    0     0
....................................................................................................................................
FMC TECHNOLOGIES INC            COM           30249U101    15,021     259,700  SH        SOLE                    259,700    0     0
....................................................................................................................................
GPO AEROPORTUARIO DEL PAC SA    SPON ADR B    400506101    40,523   1,296,316  SH        SOLE                  1,296,316    0     0
....................................................................................................................................
INTERFACE INC                   CL A          458665106    12,416   1,494,105  SH        SOLE                  1,494,105    0     0
....................................................................................................................................
KNIGHT TRANSN INC               COM           499064103    22,210   1,151,368  SH        SOLE                  1,151,368    0     0
....................................................................................................................................
MASTERCARD INC                  CL A          57636Q104    19,199      75,000  SH  CALL  SOLE                     75,000    0     0
....................................................................................................................................
MASTERCARD INC                  CL A          57636Q104    79,354     310,000  SH        SOLE                    310,000    0     0
....................................................................................................................................
MONSANTO CO NEW                 COM           61166W101    76,845     940,000  SH        SOLE                    940,000    0     0
....................................................................................................................................
PACTIV CORP                     COM           695257105    28,610   1,185,155  SH        SOLE                  1,185,155    0     0
....................................................................................................................................
SMITH INTL INC                  COM           832110100    27,170   1,000,000  SH  CALL  SOLE                  1,000,000    0     0
....................................................................................................................................
SMITH INTL INC                  COM           832110100    92,650   3,410,000  SH        SOLE                  3,410,000    0     0
....................................................................................................................................
SUNCOR ENERGY INC NEW           COM           867224107    31,779     900,000  SH  CALL  SOLE                    900,000    0     0
....................................................................................................................................
SUNCOR ENERGY INC NEW           COM           867224107    45,054   1,275,950  SH        SOLE                  1,275,950    0     0
....................................................................................................................................
TARGET CORP                     COM           87612E106   130,549   2,698,965  SH        SOLE                  2,698,965    0     0
....................................................................................................................................
UTI WORLDWIDE INC               ORD           G87210103    24,914   1,739,785  SH        SOLE                  1,739,785    0     0
....................................................................................................................................
WEATHERFORD INTERNATIONAL LT    REG           H27013103    21,492   1,200,000  SH  CALL  SOLE                  1,200,000    0     0


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